Segment Reporting - Schedule of Revenues, by Geographic Area from External Customers (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues:
Total revenues	$ 131,493,350	$ 89,895,888	$ 248,862,185	$ 178,831,608	$ 390,229,672	$ 389,602,570	$ 388,332,920
Chief Operating Decision Maker (CODM) [Member]
Revenues:
Total revenues					377,306,177	374,769,532	384,007,231
USA [Member]
Revenues:
Total revenues					355,022,439	363,746,474	375,653,156
Hong Kong [Member]
Revenues:
Total revenues					6,692,262	5,066,724	6,427,891
Singapore [Member]
Revenues:
Total revenues					10,923,140	5,590,646	1,626,800
Others [Member]
Revenues:
Total revenues					$ 4,668,336	$ 365,688	$ 299,384